Note 22 - Quarterly Financial Data (Unaudited) - Summary of Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income	$ 10,619	$ 10,100	$ 10,079	$ 9,232	$ 9,768	$ 9,595	$ 9,470	$ 8,986
Net interest income	8,933	8,398	8,587	7,124	7,444	7,271	7,245	6,935	$ 33,042	$ 28,895	$ 28,207
Net income	$ 1,749	$ 5,250	$ 5,668	$ 1,088	$ 4,144	$ 2,418	$ 2,285	$ 1,814	$ 13,755	$ 10,661	$ 8,220
Net income per share, basic (in dollars per share)	$ 0.54	$ 1.61	$ 1.73	$ 0.33	$ 1.27	$ 0.74	$ 0.70	$ 0.55	$ 4.21	$ 3.26	$ 2.51
Net income per share, diluted (in dollars per share)	$ 0.53	$ 1.60	$ 1.71	$ 0.32	$ 1.26	$ 0.74	$ 0.70	$ 0.55	$ 4.16	$ 3.25	$ 2.51